Other non-current assets - Investments in non-listed equity instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other non current assets investments in non-listed equity instruments [line items]
Non-listed equity investments	€ 399	€ 3,842	[1]	€ 3,046
Total	7,519	4,093	[1]	3,594
Investments in non-listed equity instruments [member]
Other non current assets investments in non-listed equity instruments [line items]
Non-listed equity investments	399	3,842		3,046
Total	€ 399	€ 3,842		€ 3,046

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.